Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	3,325	833	370	313	4,841
Distribution	—	—	8,941	—	8,941
Other	—	—	—	284	284
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
Generation	—	—	367	—	367
Other	6	51	168	275	500
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Geographical split for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,325	833	—	585	4,743
US	—	—	9,311	12	9,323
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
UK	6	51	—	245	302
US	—	—	535	30	565
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933